[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

December 9, 2014	91322.00004

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions —

Opportunistic Dividend Strategy, Series 1 (the “Trust”)

(File No. 811-22966; CIK No. 1626894)

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of the Trust’s Registration Statement on Form S-6 (“Registration Statement”).  Due to a technical error, the initial registration statement (“Initial Filing”) for the Trust was filed on EDGAR using an incorrect Central Index Key (1599583) on November 7, 2014 (File No. 333-199989; accession number 0001104659-14-078303).  The Registration Statement submitted herein for filing uses the correct Central Index Key (1626894), and responds to the comments with respect to the Initial Filing supplied by the Staff of the Securities and Exchange Commission in a letter dated December 5, 2014.

This Registration Statement incorporates revisions which address certain of the Staff’s comments, and a letter responding to the Staff’s comments has been filed with the Commission via EDGAR today as a separate correspondence filing.  It is currently anticipated that a pricing amendment of the Registration Statement, which the Depositor will request the Commission to declare effective, will be filed on the morning of Tuesday, December 16, 2014.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures

cc:                                Scott Richardson